Nonvested Restricted Shares Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 12, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested restricted shares outstanding, Beginning balance		463,983	667,372	125,000
Granted	542,372	125,000	125,000	667,372
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		(260,593)	(328,389)	(125,000)
Nonvested restricted shares outstanding, Ending balance		328,390	463,983	667,372
Weighted average grant-date fair value, outstanding Beginning balance		$ 3.72	$ 3.85	$ 4.58
Nonvested restricted shares, Expected to vest		328,390
Weighted average grant-date fair value, Granted	$ 3.6875	$ 3.03	3.81	3.85
Weighted average grant-date fair value, Vested		3.75	4.01	4.58
Weighted average grant-date fair value, outstanding Ending balance		3.44	$ 3.72	$ 3.85
Weighted average grant-date fair value, Expected to vest		$ 3.44
Aggregated intrinsic value, Nonvested restricted shares outstanding		$ 551	$ 1,499	$ 2,132	$ 438
Aggregated intrinsic value, Expected to vest		$ 551